Leases - Other information (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average remaining lease term Operating leases	10 years 7 months 6 days	10 years 10 months 24 days
Weighted-average remaining lease term Finance leases	18 years 10 months 24 days	5 years 6 months
Weighted-average discount rate Operating leases	4.39%	4.45%
Weighted-average discount rate Finance leases	4.20%	4.14%